Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions
Schedule of purchase price allocation

Aggregate consideration:
Cash consideration	$3,000,000
Deferred cash consideration	2,000,000
Earn out	5,900,000
Additional earn out	4,735,000
Receivable consideration	22,318,685
Contract deferred consideration	4,900,000
Total purchase consideration	$42,853,685

Purchase price allocation:
Cash and cash equivalents	$5,719,899
Contract receivables	24,526,232
Prepaid expenses and other current assets	1,818,278
Inventory	5,844,000
Intangible asset – definite-lived (Note 8)	9,700,000
Property and equipment	50,224
Operating lease right of use assets	352,906
Other assets	326,249
Total assets acquired	48,337,788
Accounts payable	(204,794)
Accrued expenses and other current liabilities	(5,155,363)
Operating lease obligations	(352,906)
Deferred income tax liability	(3,073,000)
Total liabilities assumed	(8,786,063)
Net assets acquired and liabilities assumed	39,551,725
Goodwill	3,301,960
Total purchase consideration	$42,853,685